Significant Accounting Policies - Accounts Receivable (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Accounts Receivable
Payment period of oil and gas sales, minimum	30 days
Payment period of oil and gas sales, maximum	60 days
Period within which joint interest owner obligations becomes due	30 days
Interest charged on past-due balances	$ 0.0